Income Taxes (Components of Provision for (Benefit from) Income Taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Current tax expense:
Current State and Local Tax Expense (Benefit)	$ (16)	$ 38	$ 0
Current Federal Tax Expense (Benefit)	(49)	255	112
Foreign	342	171	158
Current tax expense	277	464	270
Deferred tax expense (benefit):
Deferred State and Local Income Tax Expense (Benefit)	(113)	(103)	0
Deferred Federal Income Tax Expense (Benefit)	(497)	(8,666)	(1)
Foreign	(177)	221	(234)
Deferred tax expense (benefit)	(787)	(8,548)	(235)
Total provision for (benefit from) income taxes	$ (510)	$ (8,084)	$ 35